PREPAID EXPENSES	12 Months Ended
Dec. 31, 2020
Current prepayments [abstract]
PREPAID EXPENSES
	December 31, 2020	December 31, 2019	December 31, 2018
General	$26,759	$44,613	$47,215
Insurance	69,096	59,815	57,883
Environmental and taxes	6,850	6,850	8,789
Rent	12,012	24,489	9,385
	$114,717	$135,767	$123,272

During the year ended December 31, 2020, the Company wrote-off $121,125 (2019 - $51,828, 2018 - $26,234) of prepaid expenses for which no future benefit is expected to be received.